COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS

July 31, 2021 (Unaudited)

		Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE	6.2%
BANKS	0.8%
First Horizon Corp., 4.70%, Series F(a)		100,800	$2,607,696

ELECTRIC	0.4%
WESCO International, Inc., 10.625% to 6/22/25, Series A(a),(b)		49,404	1,533,994

FINANCIAL—DIVERSIFIED FINANCIAL SERVICES	0.8%
Federal Agricultural Mortgage Corp., 4.875%, Series G(a)		78,400	2,056,040
Synchrony Financial, 5.625%, Series A(a)		25,166	673,190

			2,729,230

INSURANCE—LIFE/HEALTH INSURANCE	0.1%
Globe Life, Inc., 4.25%, due 6/15/61		8,589	224,087

PIPELINES	0.9%
Energy Transfer LP, 7.625% to 8/15/23, Series D(a),(b)		44,262	1,122,484
Energy Transfer LP, 7.60% to 5/15/24, Series E(a),(b)		72,707	1,823,492

			2,945,976

PIPELINES—FOREIGN	0.7%
Enbridge, Inc., 3.94% to 3/1/25, Series 11 (Canada)(a),(b)		45,018	687,394
Enbridge, Inc., 3.415% to 6/1/22, Series B (Canada)(a),(b)		25,000	347,467
TC Energy Corp., 3.903% to 4/30/24, Series 7 (Canada)(a),(b)		70,000	1,188,923
TC Energy Corp., 3.355% to 11/30/25, Series 11 (Canada)(a),(b)		18,100	346,448

			2,570,232

REAL ESTATE—OFFICE	0.6%
Brookfield Property Partners LP, 5.75%, Series A(a)		66,680	1,632,993
Brookfield Property Partners LP, 6.50%, Series A-1(a)		15,210	387,703

			2,020,696

TELECOMMUNICATION SERVICES	1.1%
United States Cellular Corp., 5.50%, due 3/1/70		84,400	2,223,940
United States Cellular Corp., 6.25%, due 9/1/69		61,200	1,700,136

			3,924,076

UTILITIES	0.8%
SCE Trust V, 5.45% to 3/15/26, Series K(a),(b)		56,677	1,445,264

		Shares		Value
South Jersey Industries, Inc., 5.625%, due 9/16/79		48,866		$1,309,120

				2,754,384

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$19,572,750)				21,310,371

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	92.5%
BANKS	24.2%
Ally Financial, Inc., 4.70% to 5/15/26, Series B(a),(b)		$3,573,000		3,746,290
Ally Financial, Inc., 4.70% to 5/15/28, Series C(a),(b)		5,180,000		5,393,416
Bank of America Corp., 5.875% to 3/15/28, Series FF(a),(b)		2,367,000		2,722,050
Bank of America Corp., 6.10% to 3/17/25, Series AA(a),(b)		3,943,000		4,430,453
Bank of America Corp., 6.25% to 9/5/24, Series X(a),(b)		3,959,000		4,377,169
Bank of America Corp., 6.50% to 10/23/24, Series Z(a),(b)		488,000		551,440
Citigroup, Inc., 3.875% to 2/18/26(a),(b)		6,310,000		6,474,060
Citigroup, Inc., 5.95% to 1/30/23(a),(b)		810,000		851,711
Citigroup, Inc., 5.95% to 5/15/25, Series P(a),(b)		3,275,000		3,610,687
Citigroup, Inc., 6.25% to 8/15/26, Series T(a),(b)		1,014,000		1,176,240
Citizens Financial Group, Inc., 5.65% to 10/6/25, Series F(a),(b)		708,000		794,730
CoBank ACB, 6.25% to 10/1/22, Series F(a),(b)		12,000	†	1,284,000
Comerica, Inc., 5.625% to 7/1/25(a),(b)		1,527,000		1,702,605
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A(c)		600,000		867,542
Farm Credit Bank of Texas, 5.70% to 9/15/25, Series 4, 144A(a),(b),(c)		2,575,000		2,819,625
First Horizon Bank, 3.75% (3 Month US LIBOR + 0.85%, Floor 3.75%), 144A (FRN)(a),(c),(d)		3,500	†	2,973,177
Goldman Sachs Group, Inc./The, 3.65% to 8/10/26, Series U(a),(b)		2,671,000		2,689,697
Goldman Sachs Group, Inc./The, 3.80% to 5/10/26, Series T(a),(b)		1,710,000		1,748,475
Goldman Sachs Group, Inc./The, 5.30% to 11/10/26, Series O(a),(b)		350,000		390,597
Goldman Sachs Group, Inc./The, 5.50% to 8/10/24, Series Q(a),(b)		515,000		566,964
Huntington Bancshares, Inc., 4.45% to 10/15/27, Series G(a),(b)		929,000		999,836
Huntington Bancshares, Inc., 5.625% to 7/15/30, Series F(a),(b)		331,000		388,511
JPMorgan Chase & Co., 3.65% to 6/1/26, Series KK(a),(b)		3,980,000		4,022,287
JPMorgan Chase & Co., 4.60% to 2/1/25, Series HH(a),(b)		847,000		877,704
JPMorgan Chase & Co., 5.00% to 8/1/24, Series FF(a),(b)		1,995,000		2,107,130

		Principal Amount	Value
JPMorgan Chase & Co., 6.00% to 8/1/23, Series R(a),(b)		$1,000,000	$1,058,125
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(a),(b)		2,305,000	2,511,009
JPMorgan Chase & Co., 6.125% to 4/30/24, Series U(a),(b)		1,550,000	1,688,648
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(a),(b)		860,000	950,322
Regions Financial Corp., 5.75% to 6/15/25, Series D(a),(b)		973,000	1,089,760
SVB Financial Group, 4.00% to 5/15/26, Series C(a),(b)		3,190,000	3,321,587
SVB Financial Group, 4.10% to 2/15/31(a),(b)		1,300,000	1,331,363
Truist Financial Corp., 4.95% to 9/1/25, Series P(a),(b)		1,362,000	1,491,390
Truist Financial Corp., 5.10% to 3/1/30, Series Q(a),(b)		1,012,000	1,166,330
Truist Financial Corp., 5.125% to 12/15/27, Series M(a),(b)		1,718,000	1,851,145
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(a),(b)		5,281,000	5,485,718
Wells Fargo & Co., 5.875% to 6/15/25, Series U(a),(b)		1,730,000	1,963,550
Wells Fargo & Co., 5.95%, due 12/15/36		1,605,000	2,277,870
Wells Fargo & Co., 7.95%, due 11/15/29, Series B		23,000	32,163

			83,785,376

BANKS—FOREIGN	30.9%
Abanca Corp. Bancaria SA, 6.00% to 1/20/26 (Spain)(a),(b),(e),(f)		1,200,000	1,525,066
Banco Bilbao Vizcaya Argentaria SA, 6.50% to 3/5/25, Series 9 (Spain)(a),(b),(f)		1,200,000	1,309,500
Banco BPM SpA, 6.125% to 1/21/25 (Italy)(a),(b),(e),(f)		1,000,000	1,255,369
Banco BPM SpA, 6.50% to 1/19/26 (Italy)(a),(b),(e),(f)		600,000	778,350
Banco de Sabadell SA, 5.75% to 3/15/26 (Spain)(a),(b),(e),(f)		1,200,000	1,514,995
Banco de Sabadell SA, 6.50% to 5/18/22 (Spain)(a),(b),(e),(f)		400,000	488,380
Banco Santander SA, 4.75% to 11/12/26 (Spain)(a),(b),(f)		4,800,000	4,908,000
Banco Santander SA, 7.50% to 2/8/24 (Spain)(a),(b),(e),(f)		1,000,000	1,100,695
Bank of China Hong Kong Ltd., 5.90% to 9/14/23, 144A (Hong Kong)(a),(b),(c)		400,000	431,750
Bank of Ireland Group PLC, 6.00% to 9/1/25 (Ireland)(a),(b),(e),(f)		600,000	792,968
Bank of Ireland Group PLC, 7.50% to 5/19/25 (Ireland)(a),(b),(e),(f)		1,600,000	2,245,570
Bank of Montreal, 4.30% to 10/26/25, due 11/26/80 (Canada)(b)		1,200,000	1,015,258
Bank of Nova Scotia/The, 4.90% to 6/4/25 (Canada)(a),(b)		1,745,000	1,917,319
Barclays PLC, 6.125% to 12/15/25 (United Kingdom)(a),(b),(f)		1,600,000	1,783,408
Barclays PLC, 7.25% to 3/15/23 (United Kingdom)(a),(b),(e),(f)		600,000	896,674
Barclays PLC, 8.00% to 6/15/24 (United Kingdom)(a),(b),(f)		1,600,000	1,815,000
BNP Paribas SA, 6.625% to 3/25/24, 144A (France)(a),(b),(c),(f)		2,600,000	2,837,042
BNP Paribas SA, 7.00% to 8/16/28, 144A (France)(a),(b),(c),(f)		1,000,000	1,205,005
BNP Paribas SA, 7.195% to 6/25/37, 144A (France)(a),(b),(c)		200,000	212,750
BNP Paribas SA, 7.375% to 8/19/25, 144A (France)(a),(b),(c),(f)		1,400,000	1,639,211
Commerzbank AG, 4.25% to 10/9/27 (Germany)(a),(b),(e),(f)		1,000,000	1,209,113

	Principal Amount	Value
Commerzbank AG, 6.125% to 10/9/25 (Germany)(a),(b),(e),(f)	$400,000	$523,090
Commerzbank AG, 7.00% to 4/9/25 (Germany)(a),(b),(e),(f)	1,200,000	1,304,346
Credit Agricole SA, 6.875% to 9/23/24, 144A (France)(a),(b),(c),(f)	2,000,000	2,238,890
Credit Agricole SA, 7.875% to 1/23/24, 144A (France)(a),(b),(c),(f)	1,400,000	1,582,014
Credit Agricole SA, 8.125% to 12/23/25, 144A (France)(a),(b),(c),(f)	1,800,000	2,196,308
Credit Suisse Group AG, 4.50% to 9/3/30, 144A (Switzerland)(a),(b),(c),(f)	400,000	398,840
Credit Suisse Group AG, 5.25% to 2/11/27, 144A (Switzerland)(a),(b),(c),(f)	2,200,000	2,312,750
Credit Suisse Group AG, 6.375% to 8/21/26, 144A (Switzerland)(a),(b),(c),(f)	2,200,000	2,446,037
Credit Suisse Group AG, 7.125% to 7/29/22 (Switzerland)(a),(b),(e),(f)	1,600,000	1,668,352
Credit Suisse Group AG, 7.25% to 9/12/25, 144A (Switzerland)(a),(b),(c),(f)	2,200,000	2,481,523
Credit Suisse Group AG, 7.50% to 7/17/23, 144A (Switzerland)(a),(b),(c),(f)	2,800,000	3,038,000
Credit Suisse Group AG, 7.50% to 12/11/23, 144A (Switzerland)(a),(b),(c),(f)	800,000	885,045
Danske Bank A/S, 4.375% to 5/18/26 (Denmark)(a),(b),(e),(f)	2,000,000	2,042,010
Deutsche Bank AG, 4.789% to 4/30/25 (Germany)(a),(b),(e),(f)	600,000	601,779
Deutsche Bank AG, 6.00% to 10/30/25 (Germany)(a),(b),(f)	600,000	631,500
Deutsche Bank AG, 7.50% to 4/30/25 (Germany)(a),(b),(f)	600,000	658,500
HSBC Holdings PLC, 4.60% to 12/17/30 (United Kingdom)(a),(b),(f)	1,400,000	1,441,300
HSBC Holdings PLC, 6.375% to 9/17/24 (United Kingdom)(a),(b),(f)	800,000	875,000
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)(a),(b),(f)	800,000	886,740
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(a),(b),(f)	800,000	913,500
ING Groep N.V., 5.75% to 11/16/26 (Netherlands)(a),(b),(f)	800,000	884,668
ING Groep N.V., 6.50% to 4/16/25 (Netherlands)(a),(b),(f)	1,000,000	1,119,250
ING Groep N.V., 6.75% to 4/16/24 (Netherlands)(a),(b),(e),(f)	1,200,000	1,324,500
Intesa Sanpaolo SpA, 5.50% to 3/1/28, Series EMTN (Italy)(a),(b),(e),(f)	750,000	983,008
Intesa Sanpaolo SpA, 7.70% to 9/17/25, 144A (Italy)(a),(b),(c),(f)	1,000,000	1,148,120
Lloyds Banking Group PLC, 7.50% to 6/27/24 (United Kingdom)(a),(b),(f)	1,200,000	1,355,688
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(a),(b),(f)	600,000	698,918

		Principal Amount	Value
Nationwide Building Society, 5.75% to 6/20/27 (United Kingdom)(a),(b),(e),(f)		$800,000	$1,248,221
Natwest Group PLC, 4.60% to 6/28/31 (United Kingdom)(a),(b),(f)		2,600,000	2,668,250
Natwest Group PLC, 6.00% to 12/29/25 (United Kingdom)(a),(b),(f)		1,000,000	1,113,750
Natwest Group PLC, 8.00% to 8/10/25 (United Kingdom)(a),(b),(f)		2,800,000	3,314,990
Nordea Bank Abp, 6.625% to 3/26/26, 144A (Finland)(a),(b),(c),(f)		1,200,000	1,381,746
Piraeus Financial Holdings SA, 8.75% to 6/16/26 (Greece)(a),(b),(e),(f)		400,000	458,156
Royal Bank of Canada, 3.65% to 10/24/26, due 11/24/81 (Canada)(b)		2,800,000	2,246,464
Royal Bank of Canada, 4.50% to 10/24/25, due 11/24/80, Series 1 (Canada)(b)		2,400,000	2,049,253
Societe Generale SA, 4.75% to 5/26/26, 144A (France)(a),(b),(c),(f)		2,000,000	2,070,000
Societe Generale SA, 5.375% to 11/18/30, 144A (France)(a),(b),(c),(f)		400,000	433,000
Societe Generale SA, 6.75% to 4/6/28, 144A (France)(a),(b),(c),(f)		1,600,000	1,820,992
Societe Generale SA, 7.875% to 12/18/23, 144A (France)(a),(b),(c),(f)		2,000,000	2,230,200
Societe Generale SA, 8.00% to 9/29/25, 144A (France)(a),(b),(c),(f)		1,200,000	1,418,250
Standard Chartered PLC, 4.75% to 1/14/31, 144A (United Kingdom)(a),(b),(c),(f)		1,200,000	1,230,750
Standard Chartered PLC, 7.75% to 4/2/23, 144A (United Kingdom)(a),(b),(c),(f)		1,600,000	1,742,784
Stichting AK Rabobank Certificaten, 2.188% (Netherlands)(a),(e)		805,725	1,324,482
Svenska Handelsbanken AB, 4.375% to 3/1/27 (Sweden)(a),(b),(e),(f)		600,000	638,931
Svenska Handelsbanken AB, 4.75% to 3/1/31 (Sweden)(a),(b),(e),(f)		1,200,000	1,281,666
UBS Group AG, 3.875% to 6/2/26, 144A (Switzerland)(a),(b),(c),(f)		1,000,000	1,010,400
UBS Group AG, 6.875% to 8/7/25 (Switzerland)(a),(b),(e),(f)		2,800,000	3,217,021
UBS Group AG, 7.00% to 2/19/25 (Switzerland)(a),(b),(e),(f)		400,000	461,750
UBS Group AG, 7.00% to 1/31/24, 144A (Switzerland)(a),(b),(c),(f)		2,800,000	3,078,446
UniCredit SpA, 4.45% to 12/3/27, Series EMTN (Italy)(a),(b),(e),(f)		1,000,000	1,209,974
UniCredit SpA, 7.50% to 6/3/26 (Italy)(a),(b),(e),(f)		400,000	564,358
UniCredit SpA, 8.00% to 6/3/24 (Italy)(a),(b),(e),(f)		1,000,000	1,111,875

			106,846,808

ELECTRIC	1.0%
CenterPoint Energy, Inc., 6.125% to 9/1/23, Series A(a),(b)		574,000	607,364

		Principal Amount	Value
CMS Energy Corp., 4.75% to 3/1/30, due 6/1/50(b)		$992,000	$1,116,297
Duke Energy Corp., 4.875% to 9/16/24(a),(b)		500,000	534,000
Southern Co./The, 4.00% to 10/15/25, due 1/15/51, Series B(b)		1,010,000	1,068,075

			3,325,736

ELECTRIC—FOREIGN	3.2%
Electricite de France SA, 2.625% to 12/1/27 (France)(a),(b),(e)		2,000,000	2,431,978
Electricite de France SA, 5.00% to 1/22/26, Series EMTN (France)(a),(b),(e)		1,100,000	1,479,572
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(b)		3,909,000	4,585,198
Southern Co./The, 3.75% to 6/15/26, due 9/15/51, Series 21-A(b)		2,486,000	2,536,342

			11,033,090

FINANCIAL	7.7%
CREDIT CARD	2.7%
American Express Co., 3.55% to 9/15/26(a),(b)		5,470,000	5,511,025
Capital One Financial Corp., 3.95% to 9/1/26, Series M(a),(b)		2,918,000	3,012,835
Discover Financial Services, 6.125% to 6/23/25, Series D(a),(b)		670,000	757,137

			9,280,997

DIVERSIFIED FINANCIAL SERVICES	1.5%
Aircastle Ltd., 5.25% to 6/15/26, 144A(a),(b),(c)		1,440,000	1,458,000
Apollo Management Holdings LP, 4.95% to 12/17/24, due 1/14/50, 144A(b),(c)		450,000	468,452
ILFC E-Capital Trust I, 3.66% (3 Month US LIBOR + 1.55%), due 12/21/65, 144A (FRN)(c),(d)		500,000	411,990
ILFC E-Capital Trust II, 3.91% (3 Month US LIBOR + 1.80%), due 12/21/65 (FRN), 144A(c)		3,325,000	2,813,781

			5,152,223

INVESTMENT ADVISORY SERVICES	0.4%
Ares Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51, 144A(b),(c)		1,530,000	1,540,221

INVESTMENT BANKER/BROKER	3.1%
Charles Schwab Corp./The, 4.00% to 12/1/30, Series H(a),(b)		2,293,000	2,390,338
Charles Schwab Corp./The, 4.00% to 6/1/26, Series I(a),(b)		3,544,000	3,707,910
Charles Schwab Corp./The, 5.375% to 6/1/25, Series G(a),(b)		1,927,000	2,156,699
Depository Trust & Clearing Corp./The, 3.375% to 6/20/26, Series D, 144A(a),(b),(c)		2,000,000	2,038,750

		Principal Amount	Value
Morgan Stanley, 5.875% to 9/15/26, Series M(a),(b)		$400,000	$459,440

			10,753,137

TOTAL FINANCIAL			26,726,578

INSURANCE	13.7%
LIFE/HEALTH INSURANCE	3.6%
Equitable Holdings, Inc., 4.95% to 9/15/25, Series B(a),(b)		2,460,000	2,675,250
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A (TruPS)(c)		900,000	1,262,250
MetLife, Inc., 9.25%, due 4/8/38, 144A(c)		600,000	918,391
MetLife, Inc., 10.75%, due 8/1/39		905,000	1,561,565
Provident Financing Trust I, 7.405%, due 3/15/38		565,000	698,601
Prudential Financial, Inc., 5.625% to 6/15/23, due 6/15/43(b)		1,175,000	1,259,279
SBL Holdings, Inc., 6.50% to 11/13/26, 144A(a),(b),(c)		3,200,000	3,184,000
SBL Holdings, Inc., 7.00% to 5/13/25, 144A(a),(b),(c)		940,000	952,925

			12,512,261

LIFE/HEALTH INSURANCE—FOREIGN	1.8%
Dai-ichi Life Insurance Co., Ltd., 5.10% to 10/28/24, 144A (Japan)(a),(b),(c)		600,000	663,000
Fukoku Mutual Life Insurance Co., 5.00% to 7/28/25 (Japan)(a),(b),(e)		600,000	668,370
Legal & General Group PLC, 5.625% to 3/24/31 (United Kingdom)(a),(b),(e),(f)		600,000	944,781
Rothesay Life PLC, 6.875% to 9/12/28 (United Kingdom)(a),(b),(e),(f)		1,000,000	1,604,721
Sumitomo Life Insurance Co., 3.375% to 4/15/31, due 4/15/81, 144A (Japan)(b),(c)		2,100,000	2,181,375

			6,062,247

MULTI-LINE	1.7%
American International Group, Inc., 5.75% to 4/1/28, due 4/1/48, Series A-9(b)		685,000	784,325
American International Group, Inc., 8.175% to 5/15/38, due 5/15/58(b)		2,630,000	3,906,852
Hartford Financial Services Group, Inc./The, 2.281% (3 Month US LIBOR + 2.125%), due 2/12/47, 144A, Series ICON (FRN)(c),(d)		1,236,000	1,197,326

			5,888,503

MULTI-LINE—FOREIGN	1.5%
AXA SA, 6.379% to 12/14/36, 144A (France)(a),(b),(c)		1,100,000	1,538,751

		Principal Amount	Value
AXA SA, 8.60%, due 12/15/30 (France)		$375,000	$568,876
CNP Assurances, 4.875% to 4/7/31 (France)(a),(b),(e),(f)		1,800,000	1,927,125
UnipolSai Assicurazioni SpA, 6.375% to 4/27/30 (Italy)(a),(b),(e),(f)		800,000	1,103,958

			5,138,710

PROPERTY CASUALTY	1.6%
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(b)		230,000	268,076
Enstar Finance LLC, 5.75% to 9/1/25, due 9/1/40(b)		2,160,000	2,306,238
Liberty Mutual Group, Inc., 7.80%, due 3/15/37, 144A(c)		250,000	335,881
Markel Corp., 6.00% to 6/1/25(a),(b)		1,460,000	1,620,585
PartnerRe Finance B LLC, 4.50% to 4/1/30, due 10/1/50(b)		990,000	1,041,113

			5,571,893

PROPERTY CASUALTY—FOREIGN	2.2%
Athora Netherlands NV, 6.25% to 11/16/22 (Netherlands)(a),(b),(e)		1,000,000	1,059,600
Lancashire Holdings Ltd., 5.625% to 3/18/31, due 9/18/41 (United Kingdom)(b),(e)		2,400,000	2,612,400
QBE Insurance Group Ltd., 5.875% to 5/12/25, 144A (Australia)(a),(b),(c)		3,300,000	3,630,000
QBE Insurance Group Ltd., 5.875% to 6/17/26, due 6/17/46, Series EMTN (Australia)(b),(e)		200,000	224,029

			7,526,029

REINSURANCE	1.3%
AXIS Specialty Finance LLC, 4.90% to 1/15/30, due 1/15/40(b)		950,000	1,016,878
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51, 144A(b),(c)		3,530,000	3,596,501

			4,613,379

TOTAL INSURANCE			47,313,022

INTEGRATED TELECOMMUNICATIONS SERVICES—FOREIGN	1.4%
Vodafone Group PLC, 4.125% to 3/4/31, due 6/4/81 (United Kingdom)(b)		3,400,000	3,434,000
Vodafone Group PLC, 7.00% to 1/4/29, due 4/4/79 (United Kingdom)(b)		1,220,000	1,516,647

			4,950,647

PIPELINES	0.8%
Energy Transfer LP, 6.50% to 11/15/26, Series H(a),(b)		2,540,000	2,613,177

		Principal Amount	Value
Energy Transfer LP, 7.125% to 5/15/30, Series G(a),(b)		$123,000	$127,459

			2,740,636

PIPELINES—FOREIGN	4.0%
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A (Canada)(b)		4,455,000	5,045,332
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(b)		1,462,000	1,624,342
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(b)		931,000	1,037,852
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)(b)		2,549,000	2,840,223
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(b)		3,020,000	3,386,175

			13,933,924

REAL ESTATE—RETAIL—FOREIGN	1.6%
Scentre Group Trust 2, 4.75% to 6/24/26, due 9/24/80, 144A (Australia)(b),(c)		3,300,000	3,527,846
Scentre Group Trust 2, 5.125% to 6/24/30, due 9/24/80, 144A (Australia)(b),(c)		1,700,000	1,830,985

			5,358,831

UTILITIES	4.0%
ELECTRIC UTILITIES	2.3%
Edison International, 5.375% to 3/15/26, Series A(a),(b)		3,830,000	3,889,844
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, due 5/1/79(b)		509,000	599,587
Sempra Energy, 4.875% to 10/15/25(a),(b)		3,080,000	3,368,750

			7,858,181

ELECTRIC UTILITIES—FOREIGN	1.4%
BP Capital Markets PLC, 4.875% to 3/22/30 (United Kingdom)(a),(b)		4,248,000	4,700,624

GAS UTILITIES	0.3%
South Jersey Industries, Inc., 5.02%, due 4/15/31		1,030,000	1,108,534

TOTAL UTILITIES			13,667,339

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$302,120,256)			319,681,987

		Shares	Value
SHORT-TERM INVESTMENTS	1.9%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01%(g)		6,614,645	$6,614,645

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$6,614,645)			6,614,645

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$328,307,651)	100.6%		347,607,003
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.6)		(2,063,574)

NET ASSETS	100.0%		$345,543,429

Forward Foreign Currency Exchange Contracts
Counterparty		Contracts to Deliver		In Exchange For	Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	15,815,601	USD	18,749,632	8/3/21	$(11,616)
Brown Brothers Harriman	EUR	991,540	USD	1,177,333	8/3/21	1,119
Brown Brothers Harriman	GBP	3,404,468	USD	4,699,136	8/3/21	(33,077)
Brown Brothers Harriman	USD	4,736,602	GBP	3,404,468	8/3/21	(4,389)
Brown Brothers Harriman	USD	19,935,454	EUR	16,807,141	8/3/21	2,008
Brown Brothers Harriman	CAD	9,867,975	USD	7,953,939	8/4/21	44,382
Brown Brothers Harriman	USD	7,916,038	CAD	9,867,975	8/4/21	(6,481)
Brown Brothers Harriman	CAD	9,854,345	USD	7,904,248	9/2/21	5,852
Brown Brothers Harriman	EUR	16,912,868	USD	20,070,923	9/2/21	(3,578)
Brown Brothers Harriman	GBP	3,424,573	USD	4,764,540	9/2/21	4,049

						$(1,731)

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(b)	Security converts to floating rate after the indicated fixed-rate coupon period.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $81,680,622 which represents 23.6% of the net assets of the Fund, of which 0.0% are illiquid.

(d)	Variable rate. Rate shown is in effect at July 31, 2021.
(e)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $45,827,233 which represents 13.3% of the net assets of the Fund, of which 0.0% are illiquid.

(f)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $103,230,117 or 29.9% of the net assets of the Fund.

(g)	Rate quoted represents the annualized seven-day yield.

Glossary of Portfolio Abbreviations
CAD	Canadian Dollar
EMTN	Euro Medium Term Note
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
LIBOR	London Interbank Offered Rate
TruPS	Trust Preferred Securities
USD	United States Dollar

Country Summary	% of Net Assets
United States	50.8
United Kingdom	10.6
Canada	8.2
France	8.0
Switzerland	6.1
Spain	3.1
Australia	2.7
Italy	2.4
Netherlands	1.6
Germany	1.4
Japan	1.0
Ireland	0.9
Denmark	0.6
Sweden	0.6
Other	2.0

100.0

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value. Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of July 31, 2021 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Securities—$25 Par Value	$21,310,371	$21,310,371	$—	$—
Preferred Securities—Capital Securities	319,681,987	—	319,681,987	—
Short-Term Investments	6,614,645	—	6,614,645	—

Total Investments in Securities(a)	$347,607,003	$21,310,371	$326,296,632	$—

Forward Foreign Currency Exchange Contracts	$57,410	$—	$57,410	$—

Total Derivative Assets(a)	$57,410	$—	$57,410	$—

Forward Foreign Currency Exchange Contracts	$(59,141)	$—	$(59,141)	$—

Total Derivative Liabilities(a)	$(59,141)	$—	$(59,141)	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Securities— Capital Securities— Banks
Balance as of October 31, 2020	$2,777,138
Transfer out of Level 3(a)	(2,819,625)
Accrued discount (premium)	(953)
Change in unrealized appreciation (depreciation)	43,440

Balance as of July 31, 2021	$—

(a)

As of October 31, 2020, the Fund used significant unobservable inputs in determining the value of this investment. As of July 31, 2021, the same investment was transferred from Level 3 to Level 2 as a result of the availability of observable inputs.

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

The following summarizes the volume of the Fund’s forward foreign currency exchange contracts activity during the nine months ended July 31, 2021:

Forward Foreign Currency Exchange Contracts
Average Notional Amount	$29,114,701